Schedule of financial information by business unit (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
EBITDA	$ 5,484	$ 6,784
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	(2,059)	(2,019)
Impairment charges	(2,349)	(123)
Net earnings	4,130	4,380
Consolidated sales revenue	20,722	19,914
Add back: Proceeds from disposal of property, plant and equipment	17	18
Total capital expenditure per cash flow statement	2,391	2,363
Less: Net (debt)/cash	(4,855)			$ 255
Equity attributable to owners of Rio Tinto	39,565		$ 43,573	43,686
Reportable segments
Disclosure of operating segments [line items]
Capital expenditure	2,374	2,345
Depreciation and amortisation	2,096	2,049
Operating Assets	44,420			43,431
Reportable segments | Iron ore(b)
Disclosure of operating segments [line items]
EBITDA	7,552	5,685
Net earnings	4,506	3,231
Consolidated sales revenue	11,208	9,293
Capital expenditure	669	488
Depreciation and amortisation	826	879
Operating Assets	14,579			14,653
Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	1,127	1,831
Net earnings	315	871
Consolidated sales revenue	5,100	6,148
Capital expenditure	711	885
Depreciation and amortisation	597	558
Operating Assets	16,978			16,446
Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	1,213	1,360
Net earnings	348	450
Consolidated sales revenue	2,959	3,032
Capital expenditure	1,002	969
Depreciation and amortisation	642	679
Operating Assets	11,279			11,389
Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	954	1,008
Net earnings	341	464
Consolidated sales revenue	2,539	2,741
Capital expenditure	188	211
Depreciation and amortisation	214	251
Operating Assets	4,424			3,696
Reportable segments | Other operations
Disclosure of operating segments [line items]
EBITDA	(88)	(27)
Net earnings	(80)	(67)
Consolidated sales revenue	10	9
Capital expenditure	2	8
Depreciation and amortisation	80	17
Operating Assets	(178)			(442)
Intersegment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(7)	(6)
Operating Assets	152			129
Product group total
Disclosure of operating segments [line items]
EBITDA	10,758	9,857
Net earnings	5,430	4,949
Consolidated sales revenue	21,809	21,217
Capital expenditure	2,572	2,561
Depreciation and amortisation	2,359	2,384
Operating Assets	47,082			45,742
Central pension costs, share-based payments and insurance
Disclosure of operating segments [line items]
EBITDA	77	(83)
Net earnings	77	(54)
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
EBITDA	(175)	(177)
Net earnings	(119)	(39)
Central costs
Disclosure of operating segments [line items]
EBITDA	(272)	(299)
Net earnings	(258)	(236)
Capital expenditure	25	23
Depreciation and amortisation	36	19
Operating Assets	(3,031)			(2,880)
Exploration and evaluation
Disclosure of operating segments [line items]
EBITDA	(138)	(100)
Net earnings	(109)	(86)
Net interest
Disclosure of operating segments [line items]
Net earnings	(89)	(118)
Underlying EBITDA/earnings
Disclosure of operating segments [line items]
EBITDA	10,250	9,198
Net earnings	4,932	4,416
Items Excluded From Underlying Earnings [Member]
Disclosure of operating segments [line items]
EBITDA	117	325
Net earnings	(802)	(36)
Consolidated sales revenue	0	(10)
EBITDA/net earnings
Disclosure of operating segments [line items]
EBITDA	10,367	9,523
Net earnings	4,130	4,380
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of operating segments [line items]
Adjustment for equity accounted units revenue	(1,087)	(1,293)
Depreciation and amortisation in equity accounted units	(299)	(354)
Taxation and finance items in equity accounted units	(176)	(243)
Capital expenditure	(223)	(239)
Depreciation and amortisation	(299)	(354)
Pilbara | Reportable segments | Iron ore(b)
Disclosure of operating segments [line items]
EBITDA	7,528	5,626
Net earnings	4,548	3,202
Consolidated sales revenue	11,039	9,113
Capital expenditure	663	485
Depreciation and amortisation	817	869
Operating Assets	$ 14,427			14,486
Rio Tinto Kennecott | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	10000.00%
EBITDA	$ 425	343
Net earnings	171	107
Consolidated sales revenue	892	851
Capital expenditure	179	158
Depreciation and amortisation	216	205
Operating Assets	$ 1,910			1,864
Escondida | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	3000.00%
EBITDA	$ 568	790
Net earnings	213	316
Consolidated sales revenue	1,061	1,271
Capital expenditure	147	159
Depreciation and amortisation	237	287
Operating Assets	2,951			3,057
Rio Tinto Coal Australia | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	0	560
Net earnings	0	342
Consolidated sales revenue	0	837
Capital expenditure	0	42
Depreciation and amortisation	0	34
Operating Assets	$ 0			(837)
Iron Ore Company of Canada | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	5870.00%
EBITDA	$ 526	122
Net earnings	171	16
Consolidated sales revenue	1,075	495
Capital expenditure	73	59
Depreciation and amortisation	84	79
Operating Assets	827			975
Rio Tinto Iron & Titanium | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	339	229
Net earnings	144	60
Consolidated sales revenue	983	857
Capital expenditure	95	86
Depreciation and amortisation	99	107
Operating Assets	$ 3,489			3,390
Rio Tinto Borates | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	10000.00%
EBITDA	$ 98	107
Net earnings	54	60
Consolidated sales revenue	304	324
Capital expenditure	17	21
Depreciation and amortisation	30	29
Operating Assets	$ 525			518
Dampier Salt | Reportable segments | Iron ore(b)
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	6840.00%
Dampier Salt | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	6840.00%
EBITDA	$ 38	29
Net earnings	14	9
Consolidated sales revenue	128	123
Capital expenditure	6	3
Depreciation and amortisation	9	10
Operating Assets	150			165
Simandou iron ore project | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	(6)	(6)
Net earnings	(3)	(3)
Operating Assets	21			15
Grasberg joint venture | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	0	(5)
Net earnings	0	(13)
Capital expenditure	0	20
Depreciation and amortisation	0	20
Operating Assets	0			0
Oyu Tolgoi and Turquoise Hill | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	306	202
Net earnings	52	38
Consolidated sales revenue	735	587
Capital expenditure	651	593
Depreciation and amortisation	109	114
Operating Assets	5,954			6,072
Evaluation projects/other | Reportable segments | Iron ore(b)
Disclosure of operating segments [line items]
EBITDA	(14)	30
Net earnings	(56)	20
Consolidated sales revenue	41	57
Operating Assets	2			2
Evaluation projects/other | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	60	85
Net earnings	41	75
Consolidated sales revenue	45	51
Evaluation projects/other | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	(155)	(102)
Net earnings	(83)	(53)
Capital expenditure	2	1
Depreciation and amortisation	3	3
Operating Assets	152			129
Evaluation projects/other | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	(42)	(18)
Net earnings	(38)	(17)
Consolidated sales revenue	31	27
Operating Assets	42			41
Bauxite | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	472	452
Net earnings	231	246
Consolidated sales revenue	1,182	1,207
Capital expenditure	242	480
Depreciation and amortisation	112	78
Operating Assets	2,681			2,494
Alumina | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	461	435
Net earnings	247	222
Consolidated sales revenue	1,455	1,605
Capital expenditure	114	79
Depreciation and amortisation	96	97
Operating Assets	2,481			2,721
Bauxite & Alumina | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	931	884
Net earnings	477	466
Consolidated sales revenue	2,212	2,365
Capital expenditure	356	559
Depreciation and amortisation	208	175
Operating Assets	5,141			5,195
Primary Metal | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	306	917
Net earnings	(14)	437
Consolidated sales revenue	2,490	3,328
Capital expenditure	303	272
Depreciation and amortisation	312	311
Operating Assets	9,890			9,306
Pacific Aluminium | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	(54)	151
Net earnings	(96)	55
Consolidated sales revenue	1,112	1,265
Capital expenditure	52	54
Depreciation and amortisation	77	72
Operating Assets	1,148			1,156
Integrated operations | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	1,211	1,912
Net earnings	387	925
Consolidated sales revenue	4,553	5,508
Other product group Items | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	(144)	(166)
Net earnings	(113)	(129)
Consolidated sales revenue	502	589
Product group operations | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	1,067	1,746
Net earnings	274	796
Consolidated sales revenue	5,055	6,097
Product group operations | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	1,368	1,462
Net earnings	431	503
Consolidated sales revenue	2,959	3,032
Capital expenditure	1,000	968
Depreciation and amortisation	639	676
Operating Assets	11,127			11,260
Product group operations | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	1,002	1,032
Net earnings	382	484
Consolidated sales revenue	2,508	2,714
Capital expenditure	188	211
Depreciation and amortisation	214	251
Operating Assets	4,361			3,640
Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	271	323
Diamonds | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
EBITDA	69	132
Net earnings	(5)	55
Consolidated sales revenue	271	323
Capital expenditure	23	38
Depreciation and amortisation	77	50
Operating Assets	312			267
Uranium | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
EBITDA	39	14
Net earnings	13	6
Consolidated sales revenue	146	201
Capital expenditure	3	3
Depreciation and amortisation	1	2
Operating Assets	(480)			(406)
Intrasegment | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	(2)	(3)
Net earnings	(1)	(2)
Consolidated sales revenue	(425)	(447)
Operating Assets	(21)			(20)
Inter-segment and other | Reportable segments | Aluminium
Disclosure of operating segments [line items]
EBITDA	28	(40)
Net earnings	20	(33)
Consolidated sales revenue	(1,261)	(1,450)
Capital expenditure		0
Depreciation and amortisation	0	$ 0
Operating Assets	799			789
Net assets of disposal groups held for sale
Disclosure of operating segments [line items]
Operating Assets	$ 217			$ 440